INVESTMENT IN JOINT VENTURE (Details) - CAD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Disclosure of joint ventures [line items]
Beginning Balance			$ 25,660,842
Share of income	$ 14,488,832	$ 682,431	20,301,051	$ 380,638
Ending Balance	71,251,893		71,251,893
Pure Sunfarms
Disclosure of joint ventures [line items]
Beginning Balance			25,660,842
Investment in Joint Venture			25,000,000
Transaction costs			290,000
Share of income			20,301,051	$ 380,638
Ending Balance	$ 71,251,893		$ 71,251,893